Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Postemployment Benefits [Abstract]
Summary of Stock Options Activity

The following table summarizes stock options activity for the years ended December 31:

		2016			2015
	Shares		Weighted Average Exercise Price	Shares		Weighted Average Exercise Price
Outstanding at beginning of year	5,952		$18.00	11,904		$18.00
Granted	–		–	–		–
Exercised	(5,952)		(18.00)	(5,952)		(18.00)
Forfeited	–			–

Outstanding at end of year	–		–	5,952		18.00

Options exercisable at year-end	–		$–	5,952		$18.00
Weighted-average fair value of options granted during year	N/A		N/A	N/A		N/A